Taxes Recoverable	9 Months Ended
Sep. 30, 2026
Taxes Recoverable
Taxes Recoverable

4. Taxes Recoverable

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	September 30, 2026	December 31, 2025
VAT recoverable	$2,502	$1,731
GST recoverable	30	22
Income taxes recoverable	-	17
	$2,532	$1,770